CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net Income	$ 64,169	$ 1,211
Adjustments to reconcile Net Income to Cash from Operating Activities:
Depreciation and Amortization	26,075	22,702
Tax Receivable Agreement Adjustment	(18,700)
Reduction in Operating Lease Right-of-use Assets	9,419	13,585
Non-Cash (Gain) Loss on Asset Transactions, net	(12,668)	381
Unrealized (Gain) Loss on Fuel Derivatives	(3,599)	16,056
Amortization of Over-market Liabilities	(3,081)	(5,781)
Deferred Income Taxes	14,875	570
Amazon Warrants Vested	2,800
Stock-based Compensation Expense	3,613	757
Amortization of Debt Issuance Costs	1,911	903
Changes in Operating Assets and Liabilities:
Accounts Receivable	4,265	3,406
Inventory	(224)	(596)
Prepaid Expenses	(6,446)	(797)
Lessor Maintenance Deposits	(3,220)	(6,946)
Aircraft Lease Deposits	1,496	1,290
Other Assets	1,294	(3,033)
Accounts Payable	3,546	(13,144)
Accrued Transportation Taxes	7,024	(11,779)
Air Traffic Liabilities	12,695	(20,587)
Loyalty Program Liabilities	(1,192)	(775)
Reduction in Operating Lease Obligations	(15,826)	(9,718)
Other Liabilities	1,615	(600)
Net Cash Provided by (Used in) Operating Activities	89,841	(12,895)
Cash Flows from Investing Activities:
Purchases of Property & Equipment	(66,736)	(93,677)
Purchase of Investments	(1,436)	(190)
Proceeds from the Sale of Investments	984	227
Net Cash Used in Investing Activities	(67,188)	(93,640)
Cash Flows from Financing Activities:
Cash Received from Stock Offering	235,894
Costs of Stock Offering	(8,669)
Proceeds from Stock Option and Warrant Exercises	26	21
Proceeds from Borrowings	80,500	220,307
Repayment of Finance Lease Obligations	(7,864)	(85,976)
Repayment of Borrowings	(74,709)	(54,879)
Debt Issuance Costs	(2,709)	(2,764)
Net Cash Provided by Financing Activities	222,469	76,709
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	245,122	(29,826)
Cash, Cash Equivalents and Restricted Cash-Beginning of the Period	70,363	64,478
Cash, Cash Equivalents and Restricted Cash-End of the Period	315,485	34,652
Supplemental information:
Cash Payments for Interest	11,040	10,115
Cash Payments (Receipts) for Income Taxes, net	40	(22)
Lease Deposits Applied Against the Purchase of Aircraft	3,296
Aircraft and Flight Equipment Acquired through Finance Leases	42,911
Purchases of Property & Equipment in Accounts Payable		$ 555
Costs of Stock Offering in Accounts Payable	$ 38